UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6001

                      Oppenheimer Global Opportunities Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.

MARCH 31, 2008

--------------------------------------------------------------------------------
                                                                     Management
Oppenheimer                                                         Commentaries
Global                                                                  and
Opportunities Fund                                                   Semiannual
                                                                       Report
--------------------------------------------------------------------------------

MANAGEMENT COMMENTARIES

      An Interview with Your Fund's Manager

      Listing of Top Holdings

SEMIANNUAL REPORT

      Listing of Investments

      Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                               7.4%
--------------------------------------------------------------------------------
Bombardier, Inc., Cl. B                                                    4.1
--------------------------------------------------------------------------------
Cree, Inc.                                                                 4.0
--------------------------------------------------------------------------------
Cepheid, Inc.                                                              3.4
--------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.                                    3.4
--------------------------------------------------------------------------------
Rambus, Inc.                                                               3.3
--------------------------------------------------------------------------------
Nektar Therapeutics                                                        3.3
--------------------------------------------------------------------------------
Autonomy Corp. plc                                                         3.1
--------------------------------------------------------------------------------
Applied Materials, Inc.                                                    2.8
--------------------------------------------------------------------------------
NicOx SA                                                                   2.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              55.7%
--------------------------------------------------------------------------------
France                                                                     11.9
--------------------------------------------------------------------------------
Japan                                                                       7.0
--------------------------------------------------------------------------------
United Kingdom                                                              6.9
--------------------------------------------------------------------------------
Germany                                                                     4.7
--------------------------------------------------------------------------------
Canada                                                                      4.1
--------------------------------------------------------------------------------
Switzerland                                                                 3.8
--------------------------------------------------------------------------------
Sweden                                                                      2.4
--------------------------------------------------------------------------------
Denmark                                                                     2.1
--------------------------------------------------------------------------------
Hong Kong                                                                   0.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

                   10 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

REGIONAL ALLOCATION

[PIE CHART]

United States/Canada             59.8%
Europe                           31.8
Asia                              8.4

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

                  11 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 10/22/90. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 10/10/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

      CLASS Y shares of the Fund were first publicly offered on 2/1/01. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                   12 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

                   13 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING          ENDING             EXPENSES
                                                    ACCOUNT            ACCOUNT            PAID DURING
                                                    VALUE              VALUE              6 MONTHS ENDED
ACTUAL                                              OCTOBER 1, 2007    MARCH 31, 2008     MARCH 31, 2008
----------------------------------------------------------------------------------------------------------
Class A                                             $      1,000.00    $       817.90     $         5.29
----------------------------------------------------------------------------------------------------------
Class B                                                    1,000.00            814.80               8.89
----------------------------------------------------------------------------------------------------------
Class C                                                    1,000.00            814.90               8.71
----------------------------------------------------------------------------------------------------------
Class N                                                    1,000.00            816.20               7.11
----------------------------------------------------------------------------------------------------------
Class Y                                                    1,000.00            819.30               3.64

HYPOTHETICAL
(5% return before expenses)
----------------------------------------------------------------------------------------------------------
Class A                                                    1,000.00          1,019.20               5.87
----------------------------------------------------------------------------------------------------------
Class B                                                    1,000.00          1,015.25               9.87
----------------------------------------------------------------------------------------------------------
Class C                                                    1,000.00          1,015.45               9.67
----------------------------------------------------------------------------------------------------------
Class N                                                    1,000.00          1,017.20               7.90
----------------------------------------------------------------------------------------------------------
Class Y                                                    1,000.00          1,021.00               4.05

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2008 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A              1.16%
---------------------------
Class B              1.95
---------------------------
Class C              1.91
---------------------------
Class N              1.56
---------------------------
Class Y              0.80

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                   14 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                 SHARES          VALUE
-------------------------------------------------------------------------
-------------------------------------------------------------------------
COMMON STOCKS--100.3%
-------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.8%
-------------------------------------------------------------------------
AUTOMOBILES--1.8%
Ford Motor Co. 1                             11,000,000   $  62,920,000
-------------------------------------------------------------------------
DISTRIBUTORS--0.8%
Inchcape plc                                  3,500,000      27,923,869
-------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
iRobot Corp. 1,2                              2,000,000      34,220,000
-------------------------------------------------------------------------
MEDIA--1.6%
Interpublic Group of Cos., Inc. (The) 1       6,000,000      50,460,000
-------------------------------------------------------------------------
Toei Animation Co. Ltd.                         400,000       8,346,709
                                                          ---------------
                                                             58,806,709

-------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
AutoNation, Inc. 1                            1,200,000      17,964,000
-------------------------------------------------------------------------
Fast Retailing Co. Ltd.                         599,920      53,720,494
-------------------------------------------------------------------------
H&M Hennes & Mauritz AB, Cl. B                1,100,000      67,571,548
                                                          ---------------
                                                            139,256,042

-------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Swatch Group AG (The), Cl. B                     90,000      24,061,021
-------------------------------------------------------------------------
CONSUMER STAPLES--1.5%
-------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Rite Aid Corp. 1                             12,000,000      35,280,000
-------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Thorntons plc  2                              6,300,000      17,629,547
-------------------------------------------------------------------------
ENERGY--1.1%
-------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.1%
Verenium Corp. 1, 2                          10,812,028      38,058,339
-------------------------------------------------------------------------
FINANCIALS--2.0%
-------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
CIT Group, Inc.                               6,000,000      71,100,000
-------------------------------------------------------------------------
HEALTH CARE--22.0%
-------------------------------------------------------------------------
BIOTECHNOLOGY--12.8%
Alnylam Pharmaceuticals, Inc. 1               1,399,900      34,157,560
-------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. 1,2               5,000,000      34,200,000
-------------------------------------------------------------------------

                                                 SHARES           VALUE
-------------------------------------------------------------------------

BIOTECHNOLOGY Continued
Cepheid, Inc. 1,2                             4,900,000     119,511,000
-------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc. 1,2               3,000,000      27,630,000
-------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1                  3,000,000      42,330,000
-------------------------------------------------------------------------
Kosan Biosciences, Inc. 1,2                   4,008,088       6,292,698
-------------------------------------------------------------------------
NicOx SA 1,2                                  6,296,527      90,062,573
-------------------------------------------------------------------------
Novavax, Inc. 1,2                             6,009,883      15,986,289
-------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. 1,2                3,000,00      55,980,000
-------------------------------------------------------------------------
Telik, Inc. 1,2                               9,600,000      23,424,000
-------------------------------------------------------------------------
Vermillion, Inc. 1,2                            182,202         583,046
-------------------------------------------------------------------------
Vermillion, Inc. 1,2                            434,350       1,389,920
                                                          ---------------
                                                            451,547,086

-------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.9%
bioMerieux                                      214,699      24,977,770
-------------------------------------------------------------------------
Carl Zeiss Meditec AG                         2,100,000      33,485,420
-------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                      200,000      64,870,000
-------------------------------------------------------------------------
Sysmex Corp.                                    400,000      14,536,632
                                                          ---------------
                                                            137,869,822

-------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--5.3%
Bio-Rad Laboratories, Inc., Cl. A  1            223,046      19,839,942
-------------------------------------------------------------------------
Luminex Corp. 1                               1,000,000      19,650,000
-------------------------------------------------------------------------
Nektar Therapeutics 1,2                      16,600,000     115,204,000
-------------------------------------------------------------------------
Tecan Group AG                                  500,000      30,107,743
                                                          ---------------
                                                            184,801,685

-------------------------------------------------------------------------
INDUSTRIALS--27.7%
-------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.5%
Bombardier, Inc., Cl. B 1                    27,085,800     144,341,494
-------------------------------------------------------------------------
European Aeronautic Defense & Space Co.       5,000,000     118,485,657
                                                          ---------------
                                                            262,827,151

                   15 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Capita Group plc                                     2,903,225  $   39,094,174
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--12.7%
ABB Ltd.                                             3,000,000      80,787,049
--------------------------------------------------------------------------------
Alstom                                                 200,000      43,358,962
--------------------------------------------------------------------------------
American Superconductor Corp. 1                      1,500,000      34,785,000
--------------------------------------------------------------------------------
Baldor Electric Co.  2                               2,500,000      70,000,000
--------------------------------------------------------------------------------
II-VI, Inc. 1                                          500,000      18,990,000
--------------------------------------------------------------------------------
Mitsubishi Electric Corp.                            3,000,000      26,438,659
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                              500,000      28,710,000
--------------------------------------------------------------------------------
Saft Groupe SA 1,2                                   1,690,180      66,682,872
--------------------------------------------------------------------------------
Schneider Electric SA                                  423,529      54,802,477
--------------------------------------------------------------------------------
Shanghai Electric Group Co. Ltd.                    40,000,000      24,413,278
                                                                ----------------
                                                                   448,968,297

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.5%
Siemens AG                                             800,000      87,387,316
--------------------------------------------------------------------------------
MACHINERY--2.2%
Fanuc Ltd.                                             300,000      29,035,391
--------------------------------------------------------------------------------
KUKA AG 1,2                                          1,361,000      46,755,435
                                                                ----------------
                                                                    75,790,826

--------------------------------------------------------------------------------
ROAD & RAIL--1.7%
YRC Worldwide, Inc. 1,2                              4,662,000      61,165,440
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--32.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.7%
Cisco Systems, Inc. 1                                2,000,000      48,180,000
--------------------------------------------------------------------------------
Finisar Corp. 1                                     13,000,000      16,640,000
--------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                 6,000,000      80,340,000
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares           10,000,000      19,623,518
                                                                ----------------
                                                                   164,783,518

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
Gemalto NV 1                                           954,898      27,784,168
--------------------------------------------------------------------------------
Lenovo Group Ltd.                                   40,000,000      25,698,188
                                                                ----------------
                                                                    53,482,356

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.6%
Cognex Corp.                                         2,000,000  $   43,660,000
--------------------------------------------------------------------------------
Electrocomponents plc                               14,000,000      50,499,137
--------------------------------------------------------------------------------
Hirose Electric Co.                                    200,000      22,532,785
--------------------------------------------------------------------------------
Keyence Corp.                                          200,000      46,628,634
                                                                ----------------
                                                                   163,320,556

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Blinkx plc 1                                         4,503,519       1,452,402
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--18.3%
Advanced Micro Devices, Inc.1,2                     44,000,000     259,160,000
--------------------------------------------------------------------------------
Applied Materials, Inc.                              5,000,000      97,550,000
--------------------------------------------------------------------------------
Cree, Inc. 1,2                                       5,002,500     139,869,900
--------------------------------------------------------------------------------
FEI Co. 1                                            1,500,000      32,745,000
--------------------------------------------------------------------------------
Rambus, Inc. 1                                       5,000,000     116,550,000
                                                                ----------------
                                                                   645,874,900

--------------------------------------------------------------------------------
SOFTWARE--3.1%
Autonomy Corp. plc 1                                 6,000,000     109,373,450
--------------------------------------------------------------------------------
MATERIALS--3.9%
--------------------------------------------------------------------------------
CHEMICALS--3.9%
Kuraray Co. Ltd.                                     4,000,000      48,360,705
--------------------------------------------------------------------------------
Novozymes AS, B Shares                                 800,000      74,861,329
--------------------------------------------------------------------------------
Symyx Technologies, Inc. 1,2                         2,000,000      15,000,000
                                                                ----------------
                                                                   138,222,034
                                                                ----------------
Total Common Stocks
(Cost $3,885,921,217)                                            3,535,216,540

                                                         UNITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Vermillion, Inc. Wts., Exp. 8/29/121  (Cost $0)        347,480         853,433

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.2%
--------------------------------------------------------------------------------
Verenium Corp., 5.50%
Cv. Sr. Unsec. Nts., 4/1/27
(Cost $ 7,236,110)                                   $9,037,000       5,851,458

                   16 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                        SHARES            VALUE
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
INVESTMENT COMPANY--0.8%
----------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 3.29% 2,3
(Cost $28,612,159)                                   28,612,15   $    28,612,159

----------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $3,921,769,486)                                    101.3%    3,570,533,590
----------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (1.3)      (45,165,131)
                                                    ------------------------------
NET ASSETS                                               100.0%  $ 3,525,368,459
                                                    ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES         GROSS               GROSS             SHARES
                               SEPTEMBER 30, 2007     ADDITIONS          REDUCTIONS     MARCH 31, 2008
--------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.           28,000,000    16,000,000                  --         44,000,000
Arena Pharmaceuticals, Inc.             2,891,800     2,108,200                  --          5,000,000
Baldor Electric Co.                     2,000,000       500,000                  --          2,500,000
Cepheid, Inc.                           4,900,000            --                  --          4,900,000
Cree, Inc.                              5,002,500            --                  --          5,002,500
Enzon Pharmaceuticals, Inc.                    --     3,000,000                  --          3,000,000
iRobot Corp.                              500,000     1,500,000                  --          2,000,000
Kosan Biosciences, Inc.                 4,008,088            --                  --          4,008,088
KUKA AG                                 1,361,000            --                  --          1,361,000
Nektar Therapeutics                    12,000,000     4,600,000                  --         16,600,000
NicOx SA                                6,296,527            --                  --          6,296,527
Novavax, Inc.                           6,009,883            --                  --          6,009,883
Oppenheimer Institutional
Money Market Fund, Cl. E              167,295,042   894,476,752       1,033,159,635         28,612,159
Rigel Pharmaceuticals, Inc.             2,499,900       500,100                  --          3,000,000
Saft Groupe SA                             98,700     1,591,480                  --          1,690,180
Symyx Technologies, Inc.                1,500,000       500,000                  --          2,000,000
Telik, Inc.                             9,600,000            --                  --          9,600,000
Thorntons plc                           6,300,000            --                  --          6,300,000
Verenium Corp.                          7,819,037     2,992,991                  --         10,812,028
Vermillion, Inc.                               --       182,202 a                --            182,202
Vermillion, Inc.                               --       434,350 a                --            434,350
YRC Worldwide, Inc.                     2,000,000     2,662,000                  --          4,662,000

                   17 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

                                                                                DIVIDEND
                                                                  VALUE           INCOME
------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                            $   259,160,000     $         --
Arena Pharmaceuticals, Inc.                                  34,200,000               --
Baldor Electric Co.                                          70,000,000          765,000
Cepheid, Inc.                                               119,511,000               --
Cree, Inc.                                                  139,869,900               --
Enzon Pharmaceuticals, Inc.                                  27,630,000               --
iRobot Corp.                                                 34,220,000               --
Kosan Biosciences, Inc.                                       6,292,698               --
KUKA AG                                                      46,755,435               --
Nektar Therapeutics                                         115,204,000               --
NicOx SA                                                     90,062,573               --
Novavax, Inc.                                                15,986,289               --
Oppenheimer Institutional Money Market Fund, Cl. E           28,612,159        3,008,050
Rigel Pharmaceuticals, Inc.                                  55,980,000               --
Saft Groupe SA                                               66,682,872               --
Symyx Technologies, Inc.                                     15,000,000               --
Telik, Inc.                                                  23,424,000               --
Thorntons plc                                                17,629,547          881,929
Verenium Corp.                                               38,058,339               --
Vermillion, Inc.                                                583,046               --
Vermillion, Inc.                                              1,389,920               --
YRC Worldwide, Inc.                                          61,165,440               --
                                                        ----------------------------------
                                                        $ 1,267,417,218     $  4,654,979
                                                        ==================================

      a. All or a portion is the result of a corporate action.

3. Rate shown is the 7-day yield as of March 31, 2008.

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                           CONTRACT
                                                 BUY/        AMOUNT      EXPIRATION                       UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                             SELL        (000S)           DATES             VALUE   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
British Pounds Sterling (GBP)                    Sell     98,150GBP          4/4/08   $   194,736,244   $  4,150,990   $         --
Euro (EUR)                                       Sell    353,913EUR    4/1/08-4/4/0      8558,666,001             --     56,359,145
                                                                                                        ---------------------------
Total unrealized appreciation and depreciation                                                          $  4,150,990   $ 56,359,145
                                                                                                        ===========================

                   18 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDING             VALUE   PERCENT
------------------------------------------------
United States       $  1,989,713,184      55.7%
France                   426,154,479      11.9
Japan                    249,600,009       7.0
United Kingdom           245,972,579       6.9
Germany                  167,628,171       4.7
Canada                   144,341,494       4.1
Switzerland              134,955,813       3.8
Sweden                    87,195,066       2.4
Denmark                   74,861,329       2.1
Hong Kong                 25,698,188       0.7
China                     24,413,278       0.7
                    ----------------------------
Total               $  3,570,533,590     100.0%
                    ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   19 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
----------------------------------------------------------------------------

March 31, 2008

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $ 1,980,443,612)                                               $ 2,303,116,372
Affiliated companies (cost $1,941,325,874)                                                    1,267,417,218
                                                                                            -----------------
                                                                                              3,570,533,590
-------------------------------------------------------------------------------------------------------------
Cash                                                                                              7,057,406
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts                                    4,150,990
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                 28,154,651
Interest and dividends                                                                            5,624,839
Other                                                                                               348,011
                                                                                            -----------------
Total assets                                                                                  3,615,869,487

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------

Bank overdraft--foreign currencies (cost $16,554,580)                                            16,554,580
-------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts                                   56,359,145
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                            8,189,302
Investments purchased                                                                             5,558,874
Distribution and service plan fees                                                                2,018,501
Trustees' compensation                                                                              705,458
Transfer and shareholder servicing agent fees                                                       612,244
Shareholder communications                                                                          259,044
Other                                                                                               243,880
                                                                                            -----------------
Total liabilities                                                                                90,501,028

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 3,525,368,459
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                  $       120,698
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    3,752,896,866
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (21,967,848)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                  197,243,933
-------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                              (402,925,190)
                                                                                            -----------------

NET ASSETS                                                                                  $ 3,525,368,459
                                                                                            =================

                   20 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,377,280,742
and 80,200,546 shares of beneficial interest outstanding)                                           $ 29.64
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $ 31.45
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $312,083,081 and 11,203,758 shares
of beneficial interest outstanding)                                                                 $ 27.86
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $498,039,242 and 17,863,554 shares
of beneficial interest outstanding)                                                                 $ 27.88
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $108,196,997 and 3,732,862 shares
of beneficial interest outstanding)                                                                 $ 28.98
-------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $ 229,768,397 and 7,697,033 shares of beneficial interest outstanding)                    $ 29.85

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   21 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS Unaudited
----------------------------------------------------------------------------

For the Six Months Ended March 31, 2008

-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $327,904)                       $     6,793,389
Affiliated companies                                                                              4,654,979
-------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                              264,676
-------------------------------------------------------------------------------------------------------------
Interest                                                                                            142,142
                                                                                            -----------------
Total investment income                                                                          11,855,186

-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------

Management fees                                                                                  14,346,808
-------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           3,307,511
Class B                                                                                           1,930,623
Class C                                                                                           2,901,559
Class N                                                                                             301,238
-------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                           2,696,671
Class B                                                                                             396,557
Class C                                                                                             539,116
Class N                                                                                             220,702
Class Y                                                                                             112,088
-------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                             185,867
Class B                                                                                              59,935
Class C                                                                                              38,149
Class N                                                                                               3,955
Class Y                                                                                                  88
-------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         119,159
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                               96,187
-------------------------------------------------------------------------------------------------------------
Other                                                                                                78,673
                                                                                            -----------------
Total expenses                                                                                   27,334,886
Less reduction to custodian expenses                                                                (17,278)
Less waivers and reimbursements of expenses                                                         (79,562)
                                                                                            -----------------
Net expenses                                                                                     27,238,046

-------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                             (15,382,860)

                   22 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------

Net realized gain on:
Investments from unaffiliated companies                                                    $    158,849,074
Foreign currency transactions                                                                    54,133,610
                                                                                           ------------------
Net realized gain                                                                               212,982,684
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                  (1,069,334,728)
Translation of assets and liabilities denominated in foreign currencies                          21,600,690
                                                                                           ------------------
Net change in unrealized depreciation                                                        (1,047,734,038)

-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $   (850,134,214)
                                                                                           ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   23 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------

                                                                             SIX MONTHS              YEAR
                                                                                  ENDED             ENDED
                                                                         MARCH 31, 2008     SEPTEMBER 30,
                                                                            (UNAUDITED)              2007
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                           $    (15,382,860)  $    13,796,740
-------------------------------------------------------------------------------------------------------------
Net realized gain                                                           212,982,684       624,403,041
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                     (1,047,734,038)      102,198,938
                                                                       --------------------------------------
Net increase (decrease) in net assets resulting from operations            (850,134,214)      740,398,719

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                     (11,250,684)       (8,963,331)
Class B                                                                              --                --
Class C                                                                              --                --
Class N                                                                              --              (527)
Class Y                                                                      (1,897,114)         (945,941)
                                                                       --------------------------------------
                                                                            (13,147,798)       (9,909,799)

-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                    (324,942,543)     (391,377,303)
Class B                                                                     (47,433,025)      (78,717,158)
Class C                                                                     (71,406,753)      (87,326,269)
Class N                                                                     (13,866,253)      (14,930,524)
Class Y                                                                     (26,854,228)      (18,789,344)
                                                                       --------------------------------------
                                                                           (484,502,802)     (591,140,598)

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                      64,507,779       143,938,882
Class B                                                                     (44,745,336)     (162,719,588)
Class C                                                                      18,761,068        13,582,942
Class N                                                                       9,068,336        25,244,608
Class Y                                                                      51,301,366       108,874,558
                                                                       --------------------------------------
                                                                             98,893,213       128,921,402

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                (1,248,891,601)      268,269,724
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                       4,774,260,060     4,505,990,336
                                                                       --------------------------------------

End of period (including accumulated net investment income (loss)
of $(21,967,848) and $6,562,810, respectively)                         $  3,525,368,459   $ 4,774,260,060
                                                                       ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   24 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                        ENDED
                                                    MARCH 31,
                                                         2008                                            YEAR ENDED SEPTEMBER 30,
CLASS A                                           (UNAUDITED)            2007        2006         2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     40.97     $     39.84   $    34.99   $    26.13   $    22.05    $    15.06
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.10) 1          .19 1        .24 1,2      .10 1       (.06)         (.07)
Net realized and unrealized gain (loss)                (6.94)           6.16         6.62         8.76         4.14          7.29
                                                 ----------------------------------------------------------------------------------
Total from investment operations                       (7.04)           6.35         6.86         8.86         4.08          7.22
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.14)           (.12)        (.70)          --           --          (.21)
Tax return of capital                                     --              --           --           --           --          (.02)
Distributions from net realized gain                   (4.15)          (5.10)       (1.31)          --           --            --
                                                 ----------------------------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                        (4.29)          (5.22)       (2.01)          --           --          (.23)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $     29.64     $     40.97   $    39.84   $    34.99   $    26.13    $    22.05
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    (18.21)%         17.35%       20.36%       33.91%       18.50%        48.34%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 2,377,281      $3,223,161   $2,975,115   $2,062,174   $1,572,487    $1,185,092
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 2,784,567      $3,149,584   $2,634,453   $1,895,296   $1,533,808    $  963,783
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           (0.58)%          0.48%        0.62% 2      0.32%       (0.20)%       (0.48)%
Total expenses                                          1.16% 5         1.13% 5      1.13%        1.17%        1.19%         1.36%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                   1.16%           1.13%        1.13%        1.16%         .19%         1.36%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   25%             39%          96%         107%          52%           61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized forperiods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended March 31, 2008      1.16%
     Year Ended September 30, 2007        1.13%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   25 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS Continued
-------------------------------------------------------------------------------

                                            SIX MONTHS
                                                 ENDED
                                        MARCH 31, 2008                                                     YEAR ENDED SEPTEMBER 30,
CLASS B                                    (UNAUDITED)          2007           2006             2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $    38.77     $    38.12      $   33.53       $    25.25     $    21.48     $    14.66
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.22) 1        (.09) 1        (.11) 1,2        (.15) 1        (.33)          (.26)
Net realized and unrealized gain (loss)         (6.54)          5.84           6.41             8.43           4.10           7.15
                                          ------------------------------------------------------------------------------------------
Total from investment operations                (6.76)          5.75           6.30             8.28           3.77           6.89
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               --             --           (.40)              --             --           (.05)
Tax return of capital                              --             --             --               --             --           (.02)
Distributions from net realized gain            (4.15)         (5.10)         (1.31)              --             --             --
                                          ------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (4.15)         (5.10)         (1.71)              --             --           (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    27.86     $    38.77      $   38.12       $    33.53     $    25.25     $    21.48
                                          ==========================================================================================
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3             (18.52)%        16.45%         19.40%           32.79%         17.55%         47.15%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)   $  312,083     $  484,496      $ 643,743       $  771,194     $  701,803     $  659,224
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  385,092     $  551,877      $ 742,195       $  777,123     $  753,094     $  564,030
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                             (1.38)%        (0.24)%        (0.30)% 2        (0.51)%        (1.06)%        (1.28)%
Total expenses                                   1.95% 5        1.92% 5        1.94%            1.99%          2.03%          2.23%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                            1.95%          1.92%          1.94%            1.99%          2.03%          2.14%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            25%            39%            96%             107%            52%            61%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008      1.95%
        Year Ended September 30, 2007        1.92%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  26 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                  SIX MONTHS
                                       ENDED
                              MARCH 31, 2008                                                           YEAR ENDED SEPTEMBER 30,
CLASS C                          (UNAUDITED)               2007              2006            2005          2004            2003
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                           $   38.79         $   38.13         $   33.58       $   25.28    $   21.49        $   14.67

--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                      (.21) 1           (.10) 1           (.06) 1,2       (.14) 1       (.26)           (.24)
Net realized and unrealized
gain (loss)                             (6.55)             5.86              6.38            8.44          4.05            7.14
                               -------------------------------------------------------------------------------------------------
Total from investment
operations                              (6.76)             5.76              6.32            8.30          3.79            6.90
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                          --                --              (.46)             --            --            (.06)
Tax return of capital                      --                --                --              --            --            (.02)
Distributions from net
realized gain                           (4.15)            (5.10)            (1.31)             --            --              --
                               -------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders           (4.15)            (5.10)            (1.77)             --            --            (.08)

--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $    27.88         $   38.79         $   38.13       $   33.58     $   25.28        $  21.49
                               =================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE 3                          (18.51)%           16.48%            19.45%          32.83%        17.64%          47.20%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $  498,039         $ 672,410         $ 645,096       $ 482,907     $ 385,820        $332,257
--------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                     $  580,175         $ 664,952         $ 585,044       $ 451,817     $ 393,202        $276,023
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment loss                     (1.33)%           (0.26)%           (0.16)% 2       (0.45)%       (0.99)%         (1.26)%
Total expenses                           1.91% 5,6,7       1.89% 5,6,7       1.89% 6         1.93% 6       1.96% 6,8       2.15% 6
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    25%               39%               96%            107%           52%             61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008         1.91%
        Year Ended September 30, 2007           1.89%

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   27 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS Continued
-------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                        ENDED
                                               MARCH 31, 2008                                              YEAR ENDED SEPTEMBER 30,
CLASS N                                           (UNAUDITED)          2007           2006           2005         2004        2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   40.08      $   39.10      $   34.40     $    25.78     $  21.83    $  14.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.16) 1         .03 1          .10 1,2        .01 1       (.05)       (.04)
Net realized and unrealized gain (loss)                (6.79)          6.05           6.52           8.61         4.00        7.15

                                                  ----------------------------------------------------------------------------------
Total from investment operations                       (6.95)          6.08           6.62           8.62         3.95        7.11
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                      --             -- 3         (.61)            --           --        (.22)
Tax return of capital                                     --             --             --             --           --        (.02)
Distributions from net realized gain                   (4.15)         (5.10)         (1.31)            --           --          --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (4.15)         (5.10)         (1.92)            --           --        (.24)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   28.98      $   40.08      $   39.10     $    34.40     $  25.78    $  21.83
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                    (18.38)%        16.93%         19.94%         33.44%       18.10%      47.94%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 108,197      $ 137,761      $ 107,367     $   73,690     $ 40,989    $ 22,900
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 120,264      $ 127,541      $  95,756     $   59,502     $ 33,972    $ 15,577
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                           (0.98)%         0.09%          0.27% 2        0.02%       (0.54)%     (0.68)%
Total expenses                                          1.59% 6        1.50% 6        1.48%          1.51%        1.54%       1.70%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                   1.56%          1.50%          1.48%          1.51%        1.54%       1.64%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   25%            39%            96%           107%          52%         61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year. 6. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008      1.59%
        Year Ended September 30, 2007        1.50%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   28 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                               SIX MONTHS
                                                    ENDED
                                           MARCH 31, 2008                                                  YEAR ENDED SEPTEMBER 30,
CLASS Y                                       (UNAUDITED)           2007           2006            2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period          $    41.32      $    40.14      $   35.24       $   26.23     $   22.06     $   15.09
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                        (.04) 1         .291            .42 1,2         .21 1         .07           .06
Net realized and unrealized gain (loss)            (6.99)           6.25           6.62            8.80          4.10          7.25
                                            ----------------------------------------------------------------------------------------
Total from investment operations                   (7.03)           6.54           7.04            9.01          4.17          7.31
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.29)           (.26)          (.83)             --            --          (.32)
Tax return of capital                                 --              --             --              --            --          (.02)
Distributions from net realized gain               (4.15)          (5.10)         (1.31)             --            --            --
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (4.44)          (5.36)         (2.14)             --            --          (.34)

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    29.85      $    41.32      $   40.14      $    35.24     $   26.23     $   22.06
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                (18.07)%         17.79%         20.77%          34.35%        18.90%        49.07%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)      $  229,768      $  256,432      $ 134,669      $   41,690     $  16,904     $   8,519
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $  242,509      $  194,199      $  88,988      $   26,698     $  14,612     $   5,743
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                       (0.21)%          0.76%          1.09% 2         0.66%         0.19%         0.04%
Total expenses                                      0.80% 5         0.77% 5        0.78%           0.83%         0.85%         0.90%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                               0.80%           0.77%          0.78%           0.82%         0.85%         0.90%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               25%            39%             96%            107%           52%           61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended March 31, 2008          0.80%
        Year Ended September 30, 2007            0.77%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   29 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal

                   30 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                   31 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

           Federal tax cost of securities      $     3,925,164,449
                                               ====================

           Gross unrealized appreciation       $       703,325,535
           Gross unrealized depreciation            (1,057,956,394)
                                               --------------------
           Net unrealized depreciation         $      (354,630,859)
                                               ====================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

           Projected Benefit Obligations Increased                $     47,358
           Payments Made to Retired Trustees                            50,267
           Accumulated Liability as of March 31, 2008                  467,876

                    32 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's

                   33 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      SIX MONTHS ENDED MARCH 31, 2008           YEAR ENDED SEPTEMBER 30, 2007
                                             SHARES            AMOUNT            SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                      7,014,317   $   244,029,031        18,859,810   $       723,018,490
Dividends and/or distributions
reinvested                                9,198,417       302,627,917         9,736,795           359,677,178
Redeemed                                (14,690,299)     (482,149,169) 1    (24,600,546)         (938,756,786) 2
                                       --------------------------------------------------------------------------
Net increase                              1,522,435   $    64,507,779         3,996,059   $       143,938,882
                                       ==========================================================================
-----------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                        660,298   $    21,267,158         1,781,802   $        64,932,623
Dividends and/or
distributions reinvested                  1,406,867        43,612,884         2,048,921            72,081,270
Redeemed                                 (3,361,215)     (109,625,378) 1     (8,221,168)         (299,733,481) 2
                                       --------------------------------------------------------------------------
Net decrease                             (1,294,050)  $   (44,745,336)       (4,390,445)  $      (162,719,588)
                                       ==========================================================================
-----------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                      1,285,703   $    41,757,831         2,953,947   $       107,617,387
Dividends and/or
distributions reinvested                  1,959,923        60,796,822         2,100,917            73,931,272
Redeemed                                 (2,716,903)      (83,793,585) 1     (4,639,134)         (167,965,717) 2
                                       --------------------------------------------------------------------------
Net increase                                528,723   $    18,761,068           415,730   $        13,582,942
                                       ==========================================================================
-----------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                        652,813   $    21,415,674         1,516,080   $        56,947,197
Dividends and/or
distributions reinvested                    393,721        12,681,746           387,948            14,063,122
Redeemed                                   (750,805)      (25,029,084) 1     (1,212,989)          (45,765,711) 2
                                       --------------------------------------------------------------------------
Net increase                                295,729   $     9,068,336           691,039   $        25,244,608
                                       ==========================================================================

                    34 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                      SIX MONTHS ENDED MARCH 31, 2008           YEAR ENDED SEPTEMBER 30, 2007
                                             SHARES            AMOUNT            SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                       1,163,970   $   40,306,764         3,079,002  $      117,984,502
Dividends and/or distributions
reinvested                                   867,921       28,728,202           530,935          19,718,916
Redeemed                                    (540,984)     (17,733,600) 1       (758,926)        (28,828,860) 2
                                       --------------------------------------------------------------------------
Net increase                               1,490,907   $   51,301,366         2,851,011  $      108,874,558
                                       ==========================================================================

1. Net of redemption fees of $17,839, $2,467, $3,717, $770 and $1,554 for Class
A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $26,039, $4,562, $5,497, $1,054 and $1,605 for
Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2008, were as follows:

                                           PURCHASES             SALES
        --------------------------------------------------------------
        Investment securities        $ 1,011,495,436   $ 1,282,372,324

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

        FEE SCHEDULE
        ---------------------------------------------------
        Up to $250 million                            0.80%
        Next $250 million                             0.77
        Next $500 million                             0.75
        Next $1 billion                               0.69
        Next $1.5 billion                             0.67
        Next $2.5 billion                             0.65
        Over $6 billion                               0.63

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2008, the Fund paid $4,047,871 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

                    35 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $8,942,205, $10,318,109 and $1,028,666, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C        CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT     CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED       DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
SIX MONTHS             RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
ENDED                  DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------------------
March 31, 2008            $401,992          $9,632        $287,413         $23,319           $ --

                    36 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2008, OFS waived $15,246 for Class N. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended March 31, 2008, the Manager waived $64,316 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the coun-terparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term

                   37 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SECURITIES LENDING Continued of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

      As of March 31, 2008, the Fund had no securities on loan.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                   38 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                   39 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008